Leases	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Leases

6. Leases

The Company’s finance lease relates to its headquarters, which was substantially completed in June 2018 and leased through May 2033, and its operating lease relates to the land lease associated with its headquarters. Historically the Company’s operating leases included a lease for laboratory and office space in Ohio. In March 2020, the Company terminated this lease, effective September 30, 2020, and paid termination fees of less than $0.1 million.

At December 31, 2019 and 2020, and June 30, 2021 (unaudited), the Company had finance lease liabilities of $26.3 million, $24.8 million and $24.0 million, respectively; right-of-use assets of $25.6 million, $23.5 million and $22.5 million, respectively; operating lease liabilities of $0.9 million, $0.8 million and $0.7 million, respectively; and right-of-use assets of $0.9 million, $0.8 million and $0.7 million, respectively, all of which were included in the balance sheet.

The Company’s leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses;

renewal options have been included in the calculation of the lease liabilities and right of use assets as the Company is reasonably certain to exercise the options due to the specialized nature of the leased building. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not act as a lessor in any lease arrangements.

The following summarizes quantitative information about the Company’s leases:

	Year Ended		Year Ended		Six Months Ended June		Six Months Ended June
	December 31, 2019		December 31, 2020		30, 2020 (Unaudited)		30, 2021 (Unaudited)
	Finance	Operating	Finance	Operating	Finance	Operating	Finance	Operating
($ in thousands)	Leases	Leases	Leases	Leases	Leases	Leases	Leases	Leases
Operating cash flows from leases	$(2,298)	$(137)	$(2,180)	$(182)	$(1,106)	$(89)	$(525)	$(53)
Financing cash flows from leases	$(1,292)	$—	$(1,500)	$—	$(722)	$—	$(834)	$—
Weighted-average remaining lease term	6.02	6.38	5.52	6.24	6.04	6.43	5.26	5.98
Weighted-average discount rate	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%	8.50%

As of December 31, 2020, the maturities of the Company’s lease liabilities were as follows:

($ in thousands)	Finance Leases	Operating Leases
Year Ended December 31, 2021	$3,773	$105
Year Ended December 31, 2022	3,868	105
Year Ended December 31, 2023	3,965	105
Year Ended December 31, 2024	4,065	106
Year Ended December 31, 2025	4,167	106
Thereafter	16,937	678
Total	36,775	1,205
Less: present value discount	(11,956)	(436)
Lease liabilities	$24,819	$769